Leases (Details) - USD ($) $ in Thousands					12 Months Ended
	Oct. 31, 2022	Mar. 28, 2022	Oct. 26, 2021	Feb. 24, 2016	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases
Right-of-Use Assets at the beginning of the year					$ 363,035	$ 203,437
Additions, net						176,888
Additions/(write-offs), net					113,929
Depreciation					(60,479)	(17,290)
Right-of-Use Assets at the end of the year					416,485	363,035	$ 203,437
Analysis of lease liabilities
Lease liabilities at the beginning of the year					302,850	196,170
Additions, net					75,788	121,520
Interest expense on leases					13,639	10,269	9,921
Payments					(55,901)	(25,109)
Lease liabilities at the end of the year					336,376	302,850	196,170
Lease liabilities, current portion					48,548	30,905
Lease liabilities, non-current portion					287,828	271,945
Lease expense incurred for low value leases					337	344
Expense relating to short-term leases for which recognition exemption has been used					6	23
Revenue from subleasing right-of-use assets					108,773	42,034
GAS-twenty six Ltd
Leases
Proceeds from sale and finance leaseback				$ 217,000
Duration of bareboat hire holiday period which expired on September 21, 2016 (in days)				210 days
GAS-three Ltd. and GAS-ten Ltd
Leases
Proceeds from sale and finance leaseback			$ 242,979
Leaseback term (in years)			5 years
Additions, net			$ 173,550
Analysis of lease liabilities
Additions, net			$ 118,176
GAS-six Ltd
Leases
Proceeds from sale and finance leaseback		$ 123,448
Leaseback term (in years)		5 years
Additions, net		$ 83,969
Analysis of lease liabilities
Additions, net		$ 57,412
GAS-twenty one Ltd
Leases
Proceeds from sale and finance leaseback	$ 49,472
Additions, net	30,345
Analysis of lease liabilities
Additions, net	$ 18,719
Minimum | GAS-twenty six Ltd
Leases
Sale leaseback, repurchase period				10 years
Maximum | GAS-twenty six Ltd
Leases
Leaseback term (in years)				20 years
Sale leaseback, repurchase period				17 years
Vessels
Leases
Right-of-Use Assets at the beginning of the year					356,555	197,668
Additions, net						173,542
Additions/(write-offs), net					114,271
Depreciation					(57,675)	(14,655)
Right-of-Use Assets at the end of the year					413,151	356,555	197,668
Vessels' Equipment
Leases
Right-of-Use Assets at the beginning of the year					1,640	1,437
Additions, net						1,426
Additions/(write-offs), net					896
Depreciation					(1,674)	(1,223)
Right-of-Use Assets at the end of the year					862	1,640	1,437
Properties
Leases
Right-of-Use Assets at the beginning of the year					4,823	4,258
Additions, net						1,961
Additions/(write-offs), net					(1,238)
Depreciation					(1,127)	(1,396)
Right-of-Use Assets at the end of the year					2,458	4,823	4,258
Other
Leases
Right-of-Use Assets at the beginning of the year					17	74
Additions, net						(41)
Depreciation					(3)	(16)
Right-of-Use Assets at the end of the year					$ 14	$ 17	$ 74